Employee Benefit Plans - Additional Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Employer Contributions in Next Fiscal Year	$ 14
Defined benefit pension plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	1,000	$ 909
Future Amortization of Loss	$ 3
Defined benefit pension plan | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations	39.00%	35.00%
Defined benefit pension plan | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations	44.00%	61.00%
Defined benefit pension plan | Cash and Cash Equivalents Pension
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations	6.00%	3.00%
Defined benefit pension plan | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations	11.00%	1.00%
United States Pension Plan of US Entity, Defined Benefit | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	40.00%
United States Pension Plan of US Entity, Defined Benefit | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	60.00%
U.K. Plan | Off-Risk Assets
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	40.00%
U.K. Plan | On-Risk Assets
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	60.00%